UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06362

Invesco Municipal Trust

(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Suite 1800    Atlanta, Georgia 30309

(Address of principal executive offices)  (Zip code)

Sheri Morris    1555 Peachtree Street, N.E., Suite 1800    Atlanta, Georgia 30309

(Name and address of agent for service)

Registrant’s telephone number, including area code:     (713) 626-1919

Date of fiscal year end:    2/28

Date of reporting period:    11/30/18

Item 1. Schedule of Investments.

Invesco Municipal Trust Quarterly Schedule of Portfolio Holdings November 30, 2018

invesco.com/us	VK-CE-MUNI-QTR-1 11/18	Invesco Advisers, Inc.

Schedule of Investments

November 30, 2018

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-164.99%(a)

Alabama-2.59%

Alabama (State of) Special Care Facilities Financing Authority (Ascension Health Senior Credit Group); Series 2016B, Ref. RB	5.00%	11/15/2046	$4,770	$5,201,685
Alabaster (City of) Board of Education; Series 2014 A, Limited Special Tax GO Wts. (INS-AGM)(b)	5.00%	09/01/2039	1,245	1,375,377
Series 2014 A, Limited Special Tax GO Wts. (INS-AGM)(b)	5.00%	09/01/2044	1,245	1,371,928
Birmingham (City of) Airport Authority; Series 2010, RB (INS-AGM)(b)	5.25%	07/01/2030	1,650	1,716,858
Birmingham (City of) Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.75%	06/01/2045	735	784,693
Birmingham (City of) Water Works Board; Series 2016B, Ref. Sub. Water RB	5.00%	01/01/2043	1,235	1,369,800
Huntsville (City of) Special Care Facilities Financing Authority (Redstone Village); Series 2007, Retirement Facility RB (c)	5.50%	01/01/2043	1,725	1,279,605
Lower Alabama Gas District (The); Series 2016A, Gas Project RB (d)	5.00%	09/01/2046	2,700	3,090,582
Selma (City of) Industrial Development Board; Series 2009 A, Gulf Opportunity Zone RB	6.25%	11/01/2033	1,950	2,020,239
				18,210,767

Alaska-0.48%

Alaska (State of) Industrial Development & Export Authority (Providence Health Services); Series 2011 A, RB (d)	5.50%	10/01/2041	3,160	3,385,814

Arizona-3.22%

Arizona (State of) Health Facilities Authority (Scottsdale Lincoln Hospital); Series 2014, Ref. RB	5.00%	12/01/2042	2,160	2,319,213
Arizona (State of) Industrial Development Authority (Leman Academy of Excellence); Series 2017 A, Ref. Education RB (e)	5.25%	07/01/2047	1,160	1,141,394
Arizona (State of) Transportation Board; Series 2011 A, Ref. Sub. Highway RB (d)(f)	5.25%	07/01/2032	2,500	2,700,275
Glendale (City of) Industrial Development Authority (Midwestern University); Series 2010, RB	5.00%	05/15/2035	500	518,210
Series 2010, RB	5.13%	05/15/2040	1,100	1,140,414
Glendale (City of) Industrial Development Authority (The Beatitudes Campus); Series 2017, Ref. RB	5.00%	11/15/2029	1,105	1,123,299
Series 2017, Ref. RB	5.00%	11/15/2045	890	850,671
Phoenix (City of) Industrial Development Authority (Career Success Schools); Series 2009, Education RB	7.00%	01/01/2039	640	645,005
Series 2009, Education RB	7.13%	01/01/2045	610	615,173
Phoenix (City of) Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, Education Facility RB (e)	6.50%	07/01/2034	500	542,650
Phoenix (City of) Industrial Development Authority (Rowan University); Series 2012, Lease RB	5.00%	06/01/2042	2,170	2,295,556
Phoenix Civic Improvement Corp.; Series 2017 A, Sr. Lien Airport RB (g)	5.00%	07/01/2042	1,550	1,701,202
Series 2017 A, Sr. Lien Airport RB (g)	5.00%	07/01/2047	2,475	2,706,041
Pima (County of) Industrial Development Authority (Grande Innovations Academy); Series 2018, Education Facility RB (e)	5.25%	07/01/2048	1,190	1,097,109
Salt River Project Agricultural Improvement & Power District; Series 2009 A, Electric System RB (d)(f)	5.00%	01/01/2019	2,050	2,054,982
Yuma (City of) Industrial Development Authority (Regional Medical Center); Series 2014 A, Hospital RB	5.25%	08/01/2032	1,060	1,189,914
				22,641,108

California-12.06%

Anaheim (City of) Public Financing Authority (Anaheim Public Improvements); Series 1997 C, Sub. Lease CAB RB (INS-AGM)(b)(h)	0.00%	09/01/2020	4,000	3,856,400

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California-(continued)

Bay Area Toll Authority (San Francisco Bay Area); Series 2009 F-1, Toll Bridge RB (d)(f)	5.13%	04/01/2019	$4,000	$4,046,840
Series 2009 F-1, Toll Bridge RB (d)(f)	5.00%	04/01/2034	2,500	2,528,275
Series 2017 F-1, Toll Bridge RB (d)	5.00%	04/01/2056	2,490	2,748,636
Beverly Hills Unified School District (Election of 2008); Series 2009, Unlimited Tax CAB GO Bonds (h)	0.00%	08/01/2028	800	603,488
California (County of) Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2006C, Tobacco Settlement Sub. CAB RB (h)	0.00%	06/01/2055	11,000	473,220
California (State of); Series 2009 A, Ref. Economic Recovery Unlimited Tax GO Bonds (f)	5.25%	07/01/2019	1,205	1,230,618
Series 2009 A, Ref. Economic Recovery Unlimited Tax GO Bonds (f)	5.25%	07/01/2019	695	709,776
Series 2009, Various Purpose Unlimited Tax GO Bonds	5.75%	04/01/2031	1,150	1,164,065
Series 2012, Ref. Unlimited Tax GO Bonds	5.00%	02/01/2032	2,100	2,270,898
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.25%	04/01/2035	2,880	3,142,310
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.00%	04/01/2042	1,900	2,039,688
Series 2013, Ref. Various Purpose Unlimited Tax GO Bonds	5.25%	09/01/2030	1,500	1,683,855
California (State of) Health Facilities Financing Authority (Catholic Healthcare West); Series 2009 A, RB (f)	6.00%	07/01/2019	1,000	1,025,240
California (State of) Health Facilities Financing Authority (Sutter Health); Series 2011 B, RB (f)	5.50%	08/15/2020	1,000	1,063,800
California (State of) Municipal Finance Authority (Linxs APM); Series 2018 A, Sr. Lien RB (g)	5.00%	12/31/2043	2,010	2,160,629
California (State of) Pollution Control Finance Authority; Series 2012, Water Furnishing RB (e)(g)	5.00%	07/01/2027	1,375	1,450,804
Series 2012, Water Furnishing RB (e)(g)	5.00%	07/01/2030	1,600	1,671,744
Series 2012, Water Furnishing RB (e)(g)	5.00%	07/01/2037	3,535	3,652,751
California (State of) Statewide Communities Development Authority (Kaiser Permanente); Series 2009 A, RB	5.00%	04/01/2019	1,300	1,313,975
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center); Series 2014, RB	5.25%	12/01/2044	855	895,587
Series 2016A, RB (e)	5.00%	12/01/2041	1,355	1,392,981
Series 2016A, RB (e)	5.25%	12/01/2056	1,005	1,042,889
Daly City (City of) Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. Third Tier Mobile Home Park RB	6.50%	12/15/2047	400	400,428
Foothill-Eastern Transportation Corridor Agency; Series 2015, Ref. Toll Road CAB RB (INS-AGM)(b)(h)	0.00%	01/15/2034	4,125	2,304,307
Golden State Tobacco Securitization Corp.; Series 2013 A, Enhanced Tobacco Settlement Asset-Backed RB	5.00%	06/01/2030	2,875	3,154,220
Series 2015 A, Ref. Tobacco Settlement Asset-Backed RB	5.00%	06/01/2040	1,000	1,092,500
Series 2018 A-1, Ref. Tobacco Settlement Asset-Backed RB	5.00%	06/01/2047	2,650	2,548,849
Series 2018 A-2, Ref. Tobacco Settlement Asset-Backed RB	5.00%	06/01/2047	3,720	3,571,237
Los Angeles (City of) Department of Water & Power; Series 2012 B, Waterworks RB (d)	5.00%	07/01/2043	3,500	3,789,940
Los Angeles (City of) Harbor Department; Series 2009 C, Ref. RB	5.00%	08/01/2031	1,000	1,019,530
Los Angeles Unified School District (Election of 2002); Series 2009 D, Unlimited Tax GO Bonds	5.00%	07/01/2022	1,200	1,222,440
Mt. San Antonio (City of) Community College District (Election 2008); Series 2013 A, Unlimited Tax Conv. CAB GO Bonds (i)	6.25%	08/01/2043	2,010	1,645,446
Palomar Pomerado Health; Series 2009, COP (f)	6.75%	11/01/2019	1,125	1,175,546
Sacramento (County of); Series 2010, Sr. Airport System RB	5.00%	07/01/2040	2,300	2,396,347
San Buenaventura (City of) (Community Memorial Health System); Series 2011, RB	7.50%	12/01/2041	2,200	2,399,254
San Diego (City of) Community College District (Election of 2006); Series 2011, Unlimited Tax GO Bonds (d)(f)	5.00%	08/01/2021	4,110	4,455,363
San Francisco (City & County of) Airport Commission (San Francisco International Airport); Series 2011 F, Ref. Second Series RB (g)	5.00%	05/01/2025	775	824,608
Series 2011 F, Ref. Second Series RB (g)	5.00%	05/01/2026	1,550	1,647,712
San Francisco (City & County of) Public Utilities Commission (Water System Improvement Program); Subseries 2011 A, Water RB (d)	5.00%	11/01/2036	3,360	3,629,035

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California-(continued)

Santa Margarita Water District (Community Facilities District No. 2013-1); Series 2013, Special Tax RB	5.50%	09/01/2032	$685	$732,779
Silicon Valley Tobacco Securitization Authority (Santa Clara); Series 2007 A, Tobacco Settlement CAB Turbo RB (h)	0.00%	06/01/2041	3,485	876,896
Southern California Metropolitan Water District; Series 2009 A, RB	5.00%	01/01/2034	2,500	2,505,900
Vernon (City of); Series 2009 A, Electric System RB (f)	5.13%	08/01/2019	355	363,059
Series 2009 A, Electric System RB	5.12%	08/01/2021	770	784,106
				84,707,971

Colorado-4.93%

Colorado (State of) Board of Governors;; Series 2012 A, University Enterprise System RB (d)(f)	5.00%	03/01/2022	3,850	4,208,127
Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group); Series 2018 A, Hospital RB	5.00%	11/15/2048	1,170	1,297,214
Colorado (State of) Health Facilities Authority (The Evangelical Lutheran Good Samaritan Society); Series 2017, Ref. Hospital RB	5.00%	06/01/2047	585	617,707
Colorado (State of) Health Facilities Authority (Volunteers of America Care); Series 2007 A, Health & Residential Care Facilities RB	5.25%	07/01/2027	295	294,997
Series 2007 A, Health & Residential Care Facilities RB	5.30%	07/01/2037	355	347,999
Colorado (State of) High Performance Transportation Enterprise (C-470 Express Lanes); Series 2017, RB	5.00%	12/31/2047	920	971,695
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3); Series 2010, Private Activity RB	6.50%	01/15/2030	1,400	1,463,938
Series 2010, Private Activity RB	6.00%	01/15/2034	1,100	1,136,267
Denver (City & County of); Series 2012 B, Airport System RB	5.00%	11/15/2037	1,850	2,012,301
Series 2018 A, Ref. Sub. Airport System RB (d)(g)	5.25%	12/01/2048	5,260	5,893,514
Series 2018 A-2, Dedicated Tax CAB RB (h)	0.00%	08/01/2033	1,765	999,131
Neu Towne Metropolitan District; Series 2018 A, Ref. & Improvement Limited Tax GO Bonds	5.38%	12/01/2046	705	695,454
Platte River Power Authority; Series 2009 HH, RB (f)	5.00%	06/01/2019	1,000	1,015,540
Prairie Center Metropolitan District No. 3; Series 2017 A, Ref. Limited Property Tax Supported RB (e)	5.00%	12/15/2041	965	967,519
University of Colorado; Series 2013 A, Enterprise RB (d)(f)	5.00%	06/01/2037	5,845	6,551,953
Series 2013 A, Enterprise RB (d)(f)	5.00%	06/01/2043	5,465	6,125,992
				34,599,348

Connecticut-0.59%

Connecticut (State of) (Bradley International Airport); Series 2000 A, Special Obligation Parking RB (INS-ACA)(g)	6.60%	07/01/2024	2,840	2,847,043
Connecticut (State of) Development Authority (Aquarion Water Co.); Series 2011, Water Facilities RB (INS-ACA)(g)	5.50%	04/01/2021	1,200	1,279,092
				4,126,135

District of Columbia-3.84%

District of Columbia; Series 2014 C, Unlimited Tax GO Bonds (d)	5.00%	06/01/2034	3,445	3,819,058
Series 2014 C, Unlimited Tax GO Bonds (d)	5.00%	06/01/2035	6,890	7,619,651
District of Columbia (Provident Group - Howard Properties LLC); Series 2013, Student Dormitory RB	5.00%	10/01/2045	2,125	2,045,886
District of Columbia (Sibley Memorial Hospital); Series 2009, Hospital RB (f)	6.38%	10/01/2019	2,400	2,487,024
Series 2009, Hospital RB (f)	6.50%	10/01/2019	700	726,033
District of Columbia Water & Sewer Authority; Series 2013 A, Sub. Lien Public Utility RB (d)	5.00%	10/01/2044	3,000	3,276,000

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

District of Columbia-(continued)

Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement); Series 2014 A, Ref. Sr. Lien Dulles Toll Road RB	5.00%	10/01/2053	$6,800	$7,009,372
				26,983,024

Florida-7.58%

Alachua (County of) Health Facilities Authority (Terraces at Bonita Springs); Series 2011 A, RB	8.13%	11/15/2041	1,000	1,092,910
Broward (County of); Series 2012 A, Water & Sewer Utility RB	5.00%	10/01/2037	2,270	2,472,575
Series 2013 C, Airport System RB	5.25%	10/01/2038	2,450	2,698,307
Series 2015 A, Airport System RB (g)	5.00%	10/01/2045	2,190	2,362,944
Capital Trust Agency Inc. (H-Bay Ministries, Inc.- Superior Residences); Series 2018 A-1, Sr. Living RB	5.00%	07/01/2048	435	453,353
Collier (County of) Industrial Development Authority (The Arlington of Naples); Series 2014 A,
Continuing Care Community RB (e)	7.75%	05/15/2035	1,300	1,260,532
County of Broward FL Airport System Revenue; Series 2017, Airport System RB (d)(g)	5.00%	10/01/2047	4,015	4,376,310
Davie (Town of) (Nova Southeastern University); Series 2013 A, Educational Facilities RB	6.00%	04/01/2042	1,400	1,560,580
Escambia (County of) Health Facilities Authority (Florida Health Care Facility Loan Veterans Health Administration Program); Series 2000, RB (f)	5.95%	07/01/2020	35	37,121
Florida (State of) North Broward Hospital District; Series 2017 B, Ref. RB	5.00%	01/01/2048	3,015	3,169,127
Florida (State of) Ports Financing Commission (State Transportation Trust Fund); Series 2011 B, Ref. RB (g)	5.13%	06/01/2027	1,650	1,762,233
Hillsborough (County of) Aviation Authority (Tampa International Airport); Series 2018 E, RB (g)	5.00%	10/01/2048	2,080	2,292,389
JEA; Series 2012 Three B, Electric System RB (d)	5.00%	10/01/2039	3,100	3,306,708
Miami Beach (City of) Health Facilities Authority (Mount Sinai Medical Center); Series 2014, Ref. RB	5.00%	11/15/2039	935	980,086
Miami-Dade (County of); Series 2012 A, Ref. Aviation RB (g)	5.00%	10/01/2028	1,000	1,078,630
Series 2012 B, Ref. Sub. Special Obligation RB	5.00%	10/01/2032	1,150	1,246,071
Series 2012 B, Ref. Sub. Special Obligation RB (INS-AGM)(b)	5.00%	10/01/2035	1,950	2,108,476
Series 2016A, Ref. Aviation RB	5.00%	10/01/2041	2,795	3,077,714
Miami-Dade (County of) Educational Facilities Authority (University of Miami); Series 2018 A, RB (d)	5.00%	04/01/2053	3,865	4,210,531
Miami-Dade (County of) Expressway Authority; Series 2010 A, Ref. Toll System RB	5.00%	07/01/2040	1,250	1,298,613
Miami-Dade (County of) Health Facilities Authority (Miami Children’s Hospital); Series 2010, Ref. Hospital RB (f)	6.13%	08/01/2020	470	500,498
Series 2010, Ref. Hospital RB	6.13%	08/01/2042	170	179,729
Miami-Dade (County of) Industrial Development Authority (Waste Management, Inc.); Series 2018 B,
Solid Waste Disposal Floating Rate RB (SIFMA Municipal Swap Index + 0.80%)(j)(k)	2.49%	11/01/2021	585	585,135
Orlando (City of) Greater Orlando Aviation Authority; Series 2017 A, Priority Sub. Airport Facilities RB (g)	5.00%	10/01/2047	1,315	1,432,311
Overoaks Community Development District; Series 2010 A-2, Capital Improvement RB	6.12%	05/01/2035	100	100,108
Palm Beach (County of) Solid Waste Authority; Series 2009, Improvement RB (d)(f)	5.50%	10/01/2019	2,600	2,677,922
Series 2016, RB (d)	5.00%	10/01/2031	2,565	2,754,194
Putnam (County of) Development Authority (Seminole Electric Cooperative); Series 2018 B, Ref. PCR	5.00%	03/15/2042	840	917,767
Reunion East Community Development District; Series 2005, Special Assessment RB (c)	5.80%	05/01/2036	235	2
Series 2015-2, Special Assessment RB	6.60%	05/01/2036	280	281,862
Sterling Hill Community Development District; Series 2003 A, Capital Improvement Special Assessment RB (l)	6.20%	05/01/2035	735	470,644
Sumter (County of) Industrial Development Authority (Central Florida Health Alliance); Series 2014 A, Hospital RB	5.25%	07/01/2044	1,000	1,064,650

Tallahassee (City of) (Tallahassee Memorial Health Care, Inc.); Series 2016, Health Facility RB	5.00%	12/01/2055	1,350	1,416,339
				53,226,371

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Georgia-2.86%

Atlanta (City of); Series 2009 A, Water & Wastewater RB (f)	6.00%	11/01/2019	$1,200	$1,244,844
Series 2009 A, Water & Wastewater RB (f)	6.00%	11/01/2019	1,300	1,348,581
Series 2009 A, Water & Wastewater RB (f)	6.00%	11/01/2019	1,200	1,244,844
Series 2015, Ref. Water & Wastewater RB (d)	5.00%	11/01/2040	5,010	5,543,916
Series 2015, Ref. Water & Wastewater RB (d)	5.00%	11/01/2040	3,280	3,629,550
Atlanta (City of) (Beltline); Series 2009 B, Tax Allocation RB (f)	6.75%	01/01/2019	200	200,752
Series 2009 B, Tax Allocation RB (f)	6.75%	01/01/2019	110	110,414
Series 2009 B, Tax Allocation RB (f)	7.38%	01/01/2019	205	205,863
DeKalb (County of) Hospital Authority (DeKalb Medical Center, Inc.); Series 2010, RAC (f)	6.00%	09/01/2020	1,000	1,067,740
Fulton (County of) Development Authority (Georgia Tech Athletic Association); Series 2012, Ref. RB	5.00%	10/01/2042	1,150	1,235,928
Fulton (County of) Development Authority (Wellstar Health System, Inc.); Series 2017, Anticipation Ctfs. Hospital RB	5.00%	04/01/2042	1,000	1,074,590
Glynn-Brunswick Memorial Hospital Authority (Southeast Georgia Health System); Series 2017, RAC	5.00%	08/01/2043	3,000	3,197,010
				20,104,032

Guam-0.87%

Guam (Territory of); Series 2011 A, Business Privilege Tax RB	5.25%	01/01/2036	625	654,650
Series 2011 A, Business Privilege Tax RB	5.13%	01/01/2042	780	802,955
Guam (Territory of) (Section 30); Series 2009 A, Limited Obligation RB (f)	5.38%	12/01/2019	350	361,928
Series 2009 A, Limited Obligation RB (f)	5.63%	12/01/2019	1,850	1,917,562
Guam (Territory of) Power Authority; Series 2010 A, RB (f)	5.50%	10/01/2020	835	887,246
Guam (Territory of) Waterworks Authority; Series 2010, Water & Wastewater System RB (f)	5.63%	07/01/2020	1,400	1,478,498
				6,102,839

Hawaii-1.11%

Hawaii (State of); Series 2010 A, Airport System RB	5.00%	07/01/2039	2,050	2,135,219
Series 2015 A, Airport System RB (g)	5.00%	07/01/2045	1,695	1,858,330
Hawaii (State of) Department of Budget & Finance (Hawaii Pacific Health Obligated Group); Series 2010 B, Special Purpose RB (f)	5.75%	07/01/2020	1,000	1,058,320
Series 2013 A, Ref. Special Purpose RB	5.50%	07/01/2043	2,500	2,745,125
				7,796,994

Idaho-0.28%

Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2017 A, Ref. RB	5.25%	11/15/2047	865	867,422
Regents of the University of Idaho; Series 2011, Ref. General RB (j)	5.25%	04/01/2021	1,015	1,078,894
				1,946,316

Illinois-19.03%

Bartlett (Village of) (Quarry Redevelopment); Series 2007, Ref. Sr. Lien Tax Increment Allocation RB (f)	5.60%	01/01/2023	860	860,482
Bolingbrook (Village of); Series 2005, Sales Tax RB	6.25%	01/01/2024	1,455	1,427,428

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois-(continued)

Chicago (City of); Series 2002 B, Unlimited Tax GO Bonds	5.50%	01/01/2037	$1,050	$1,102,952
Series 2005 D, Ref. Unlimited Tax GO Bonds	5.50%	01/01/2040	1,190	1,244,871
Series 2007 E, Ref. Unlimited Tax GO Bonds	5.50%	01/01/2042	340	355,314
Series 2011 A, Sales Tax RB (f)	5.25%	01/01/2022	1,905	2,081,574
Series 2011, Tax Increment Allocation Revenue COP	7.13%	05/01/2021	583	584,079
Series 2011, Tax Increment Allocation Revenue COP	7.13%	05/01/2021	390	391,455
Series 2012 A, Unlimited Tax GO Bonds (INS-BAM)(b)	5.00%	01/01/2033	1,290	1,340,942
Series 2012, Second Lien Wastewater Transmission RB	5.00%	01/01/2042	3,350	3,490,566
Series 2014, Ref. Motor Fuel Tax RB (INS -AGM)(b)	5.00%	01/01/2032	1,175	1,245,617
Series 2014, Second Lien Waterworks RB	5.00%	11/01/2044	875	931,009
Series 2015 A, Unlimited Tax GO Bonds	5.50%	01/01/2033	3,395	3,592,080
Series 2017 A, Ref. Unlimited Tax GO Bonds	6.00%	01/01/2038	2,025	2,248,924
Chicago (City of) (Diversey/Narragansett); Series 2006, Tax Increment Allocation Revenue COP	7.46%	02/15/2026	608	443,714
Chicago (City of) (Midway Airport); Series 2013 A, Ref. Second Lien RB (g)	5.50%	01/01/2031	2,650	2,900,875
Series 2014 A, Ref. Second Lien RB (g)	5.00%	01/01/2041	1,250	1,334,787
Chicago (City of) (O’Hare International Airport); Series 2012 B, Ref. Passenger Facility Charge RB (g)	5.00%	01/01/2030	4,500	4,777,785
Series 2013, Sr. Lien Customer Facility Charge RB	5.75%	01/01/2038	2,450	2,730,133
Series 2015 C, RB (g)	5.00%	01/01/2046	850	899,045
Series 2015 D, RB	5.00%	01/01/2046	595	639,310
Series 2016C, Ref. Sr. Lien General Airport RB	5.00%	01/01/2037	1,685	1,833,381
Series 2017 D, Sr. Lien General Airport RB	5.25%	01/01/2042	1,355	1,499,863
Chicago (City of) Board of Education; Series 2017 H, Dedicated Unlimited Tax GO Bonds	5.00%	12/01/2036	1,705	1,724,693
Series 2018 A, Ref. Unlimited Tax GO Bonds	5.00%	12/01/2035	750	760,005
Series 2018 A, Unlimited Tax GO Bonds (INS-AGM)(b)	5.00%	12/01/2035	650	701,994
Series C, Ref. Unlimited Tax GO Bonds	5.00%	12/01/2022	1,005	1,040,758
Chicago (City of) Metropolitan Water Reclamation District (Green Bonds); Series 2016E, Unlimited Tax GO Bonds	5.00%	12/01/2045	1,755	1,894,347
Chicago (City of) Transit Authority; Series 2011, Sales Tax Receipts RB (d)(m)	5.25%	12/01/2036	3,795	4,002,890
Series 2014, Sales Tax Receipts RB	5.00%	12/01/2044	3,735	4,063,344
Gilberts (Village of) Special Service Area No. 24 (The Conservancy); Series 2014 A, Special Tax RB	5.37%	03/01/2034	556	522,784
Illinois (State of); Series 2012 A, Unlimited Tax GO Bonds	5.00%	01/01/2031	1,225	1,251,178
Series 2013, Unlimited Tax GO Bonds (INS -BAM)(b)	5.50%	07/01/2038	2,450	2,627,576
Series 2014, Unlimited Tax GO Bonds	5.25%	02/01/2033	1,250	1,297,900
Series 2014, Unlimited Tax GO Bonds	5.00%	05/01/2035	1,570	1,603,472
Series 2014, Unlimited Tax GO Bonds	5.00%	05/01/2036	1,210	1,232,893
Series 2017 D, Unlimited Tax GO Bonds	5.00%	11/01/2023	1,675	1,764,177
Series 2017 D, Unlimited Tax GO Bonds	5.00%	11/01/2024	1,185	1,253,789
Series 2018 A, Ref. Unlimited Tax GO Bonds	5.00%	10/01/2021	2,080	2,161,432
Series 2018 A, Ref. Unlimited Tax GO Bonds	5.00%	10/01/2022	585	612,074
Illinois (State of) Finance Authority (Art Institute of Chicago); Series 2012, RB (f)	5.00%	03/01/2022	5	5,449
Series 2012, RB	5.00%	03/01/2034	995	1,064,332
Illinois (State of) Finance Authority (Centegra Health System); Series 2014 A, RB	5.00%	09/01/2042	1,430	1,552,522
Illinois (State of) Finance Authority (Loyola University of Chicago); Series 2012 B, RB	5.00%	07/01/2042	1,000	1,058,950

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois-(continued)

Illinois (State of) Finance Authority (Northwestern Memorial Hospital); Series 2009 A, RB (d)(f)	5.38%	08/15/2019	$2,200	$2,252,800
Series 2009 A, RB (d)(f)	5.75%	08/15/2019	1,400	1,437,212
Illinois (State of) Finance Authority (OSF Healthcare System); Series 2015 A, Ref. RB	5.00%	11/15/2045	2,375	2,548,090
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2016B, RB	5.63%	05/15/2020	986	978,475
Series 2016, RB (c)	2.00%	05/15/2055	230	11,425
Illinois (State of) Finance Authority (Riverside Health System); Series 2009, RB (f)	6.25%	11/15/2019	755	785,094
Series 2009, RB	6.25%	11/15/2035	495	513,087
Illinois (State of) Finance Authority (Roosevelt University); Series 2007, RB	5.50%	04/01/2037	1,000	989,110
Illinois (State of) Finance Authority (Rush University Medical Center); Series 2015 A, Ref. RB	5.00%	11/15/2038	2,490	2,702,571
Illinois (State of) Finance Authority (Swedish Covenant Hospital); Series 2010 A, Ref. RB (f)	6.00%	02/15/2020	1,675	1,753,206
Illinois (State of) Finance Authority (The University of Chicago Medical Center); Series 2011 C, RB (d)(f)	5.50%	02/15/2021	2,370	2,541,541
Illinois (State of) Finance Authority (University of Chicago); Series 2013 A, RB (d)	5.25%	10/01/2052	3,630	3,963,198
Illinois (State of) Metropolitan Pier & Exposition Authority; Series 2002, Dedicated State Tax CAB RB (INS-AGM)(b)(h)	0.00%	12/15/2029	2,750	1,740,530
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2010, Dedicated State Tax RB (f)	5.50%	06/15/2020	550	578,787
Series 2010, Dedicated State Tax RB	5.50%	06/15/2050	1,715	1,729,457
Series 2015 A, RB	5.50%	06/15/2053	2,200	2,327,226
Illinois (State of) Sports Facilities Authority; Series 2014, Ref. RB (INS-AGM)(b)	5.25%	06/15/2031	1,205	1,314,751
Series 2014, Ref. RB (INS-AGM)(b)	5.25%	06/15/2032	1,100	1,197,295
Illinois (State of) Toll Highway Authority; Series 2013 A, RB (d)	5.00%	01/01/2038	3,875	4,163,455
Series 2015 A, RB (d)	5.00%	01/01/2040	6,330	6,959,519
Series 2015 A, RB (d)	5.00%	01/01/2040	4,880	5,365,316
Peoria (County of); Series 2011, Unlimited Tax GO Bonds (d)	5.00%	12/15/2041	3,075	3,212,391
Railsplitter Tobacco Settlement Authority; Series 2010, RB (f)	5.50%	06/01/2021	3,800	4,108,180
Regional Transportation Authority; Series 2002 A, RB (INS-NATL)(b)	6.00%	07/01/2029	1,155	1,439,165
Series 2018 B, RB	5.00%	06/01/2040	2,315	2,569,025
Sales Tax Securitization Corp.; Series 2018 A, Ref. RB (d)	5.00%	01/01/2048	4,195	4,481,854
United City of Yorkville (City of) Special Service Area No. 2004-107 (Raintree Village II); Series 2005,
Special Tax RB (c)	6.25%	03/01/2035	958	431,100
Will County Community School District No. 161 (Summit Hill); Series 1999, Unlimited Tax CAB GO Bonds (f)(h)	0.00%	01/01/2019	425	424,422
Series 1999, Unlimited Tax CAB GO Bonds (INS-NATL)(b)(h)	0.00%	01/01/2019	990	988,139
				133,659,166

Indiana-3.59%

Indiana (State of) Finance Authority (CWA Authority); Series 2011 B, Second Lien Wastewater Utility RB	5.25%	10/01/2031	2,320	2,496,320
Indiana (State of) Finance Authority (Deaconess Hospital Obligated Group); Series 2009 A, Hospital RB (f)	6.75%	03/01/2019	1,440	1,456,618
Indiana (State of) Finance Authority (Ohio River Bridges East End Crossing); Series 2013 A, Private Activity RB (g)	5.00%	07/01/2035	500	527,545
Series 2013 A, Private Activity RB (g)	5.00%	07/01/2048	575	600,271
Series 2013, Private Activity RB (g)	5.00%	07/01/2040	3,850	4,040,575
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.); Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/2032	610	604,101
Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/2039	2,670	2,564,135

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Indiana-(continued)

Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc. Obligated Group); Series 2008 I, Ref. VRD Health System RB (LOC - Barclays Bank PLC)(n)(o)	1.73%	11/01/2037	$2,200	$2,200,000
Series 2008 J, Ref. Health System Floating Rate RB (LOC - Barclays Bank PLC)(n)(o)	1.73%	11/01/2037	600	600,000
Indiana (State of) Municipal Power Agency; Series 2013 A, Power Supply System RB (f)	5.25%	07/01/2023	1,250	1,419,125
Series 2016A, Ref. Power Supply System RB	5.00%	01/01/2042	1,235	1,365,465
Indianapolis Local Public Improvement Bond Bank; Series 2011 K, RB	5.00%	06/01/2027	2,000	2,129,520
Series 2013 F, RB (d)	5.00%	02/01/2030	3,240	3,528,554
Valparaiso (City of) (Pratt Paper, LLC); Series 2013, Exempt Facilities RB (g)	6.75%	01/01/2034	1,500	1,712,850
				25,245,079

Iowa-1.25%

Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2013, Midwestern Disaster Area RB (e)	5.88%	12/01/2027	1,090	1,152,457
Series 2013, Ref. Midwestern Disaster Area RB (j)	5.25%	12/01/2037	1,265	1,343,556
Iowa (State of) Finance Authority (Lifespace Communities Inc.); Series 2018 A, RB	5.00%	05/15/2043	840	864,461
Iowa (State of) Tobacco Settlement Authority; Series 2005 C, Asset-Backed RB	5.50%	06/01/2042	1,715	1,710,507
Series 2005 C, Asset-Backed RB	5.63%	06/01/2046	1,370	1,363,342
Series 2005 E, Asset-Backed CAB RB (h)	0.00%	06/01/2046	12,665	1,284,484
Pottawattamie (County of) (Christian Homes Inc.); Series 2007 E, Ref. RB	5.75%	05/15/2026	1,095	1,096,205
				8,815,012

Kansas-0.92%

Kansas (State of) Development Finance Authority (Adventist Health System/Sunbelt Obligated Group); Series 2009 C, Hospital RB (d)	5.75%	11/15/2038	3,500	3,625,860
Kansas (State of) Municipal Energy Agency (Jameson Energy Center); Series 2013, Power Project RB	5.75%	07/01/2038	1,575	1,769,576
Wyandotte (County of) & Kansas City (City of) Unified Government; Series 2014 A, Ref. & Improvement Utility System RB	5.00%	09/01/2044	1,000	1,088,430
				6,483,866

Kentucky-2.70%

Kentucky (State of) Economic Development Finance Authority (Catholic Health Initiatives); Series 2011 B, Floating Rate RB (SIFMA Municipal Swap Index + 1.40%)(j)(k)	3.06%	02/01/2025	710	719,706
Kentucky (State of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Series 2017 A, Ref. RB (INS-AGM)(b)	5.00%	12/01/2047	1,115	1,189,337
Kentucky (State of) Economic Development Finance Authority (Next Generation Kentucky Information Highway); Series 2015 A, Sr. RB	5.00%	07/01/2040	1,335	1,395,275
Series 2015 A, Sr. RB	5.00%	01/01/2045	1,415	1,459,134
Kentucky (State of) Economic Development Finance Authority (Owensboro Health Inc.); Series 2017 A, Ref. Hospital RB	5.25%	06/01/2041	1,265	1,331,273
Series 2017 A, Ref. Hospital RB	5.00%	06/01/2045	1,015	1,051,986
Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.); Series 2010 A, Hospital RB (f)	6.00%	06/01/2020	1,500	1,587,510
Series 2010 A, Hospital RB (f)	6.38%	06/01/2020	1,225	1,303,192
Series 2010 A, Hospital RB (f)	6.50%	06/01/2020	3,100	3,303,050
Kentucky (State of) Property & Building Commission (No. 93); Series 2009, Ref. RB (f)	5.25%	02/01/2019	1,610	1,618,694
Series 2009, Ref. RB (f)	5.25%	02/01/2019	205	206,140
Series 2009, Ref. RB (f)	5.25%	02/01/2019	1,425	1,432,695
Series 2009, Ref. RB (f)	5.25%	02/01/2019	185	186,029

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Kentucky-(continued)

Kentucky (State of) Public Transportation Infrastructure Authority (Downtown Crossing); Series 2013 A, First Tier Toll RB	5.75%	07/01/2049	$1,000	$1,071,610
Louisville (City of) & Jefferson (County of) Metropolitan Government (Norton Healthcare, Inc.); Series 2013 A, Health System RB	5.50%	10/01/2033	1,000	1,108,450
				18,964,081

Louisiana-1.14%

Louisiana (State of) Public Facilities Authority (Provident Group-Flagship Properties LLC- Louisiana State University Nicholson Gateway); Series 2016, Lease RB	5.00%	07/01/2051	1,140	1,213,690
New Orleans (City of); Series 2014, Ref. Sewerage Service RB	5.00%	06/01/2044	755	804,754
Series 2014, Ref. Water System RB	5.00%	12/01/2044	500	534,435
New Orleans (City of) Aviation Board (Parking Facilities Corp. Consolitdated Garage System); Series 2018 A, RB (INS-AGM)(b)	5.00%	10/01/2043	445	492,130
Tobacco Settlement Financing Corp.; Series 2013 A, Ref. Asset-Backed RB	5.50%	05/15/2030	860	890,461
Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/2031	860	904,479
Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/2032	1,635	1,740,801
Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/2033	1,375	1,454,310
				8,035,060

Maryland-0.85%

Maryland (State of) Health & Higher Educational Facilities Authority (LifeBridge Health); Series 2016, Ref. RB	5.00%	07/01/2047	770	830,922
Maryland (State of) Health & Higher Educational Facilities Authority (Peninsula Regional Medical Center); Series 2015, Ref. RB	5.00%	07/01/2045	1,580	1,694,866
Maryland Economic Development Corp. (Terminal); Series 2010 B, RB (f)	5.75%	06/01/2020	1,080	1,140,707
Maryland Economic Development Corp. (Transportation Facilities); Series 2010 A, RB (f)	5.38%	06/01/2020	765	803,801
Prince Georges (County of), Maryland (Collington Episcopal Life Care Community, Inc.); Series 2017, Ref. RB	5.00%	04/01/2029	905	943,092
Series 2017, Ref. RB	5.00%	04/01/2032	540	556,270
				5,969,658

Massachusetts-5.96%

Berkshire Wind Power Cooperative Corp.; Series 2010 1, RB (f)	5.25%	01/01/2020	350	362,603
Boston (City of) Water & Sewer Commission; Series 2009 A, Ref. General RB (f)	5.00%	05/01/2019	1,000	1,012,940
Massachusetts (State of); Series 2004 A, Ref. Limited Tax GO Bonds (INS-AMBAC)(b)	5.50%	08/01/2030	1,500	1,876,440
Series 2005, Ref. Special Obligation Dedicated Tax RB (INS-NATL)(b)	5.50%	01/01/2023	1,000	1,127,100
Massachusetts (State of) Department of Transportation; Series 1997 C, Sr. Turnpike Metropolitan Highway System CAB RB (INS-NATL)(b)(h)	0.00%	01/01/2022	1,550	1,441,236
Massachusetts (State of) Department of Transportation (Contract Assistance); Series 2010 B, Metropolitan Highway Systems RB	5.00%	01/01/2035	4,020	4,140,158
Massachusetts (State of) Development Finance Agency (Berklee College of Music); Series 2007, RB	5.00%	10/01/2032	150	150,374
Massachusetts (State of) Development Finance Agency (Boston College); Series 2008, RB	5.50%	06/01/2026	400	486,784
Massachusetts (State of) Development Finance Agency (Broad Institute); Series 2011 A, RB (f)	5.25%	04/01/2021	500	536,485
Massachusetts (State of) Development Finance Agency (Cape Cod Healthcare Obligation); Series 2004, RB (f)	5.12%	11/15/2019	500	515,155
Massachusetts (State of) Development Finance Agency (Caregroup); Series 2018 J-2, RB	5.00%	07/01/2053	2,480	2,638,398
Massachusetts (State of) Development Finance Agency (Carleton-Willard Village); Series 2010, RB	5.62%	12/01/2030	700	719,278
Massachusetts (State of) Development Finance Agency (Emerson College); Series 2010 A, RB (f)	5.00%	01/01/2020	230	237,673
Series 2010 A, RB (f)	5.00%	01/01/2020	20	20,667
Series 2016A, RB	5.00%	01/01/2047	4,370	4,619,440

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Massachusetts-(continued)

Massachusetts (State of) Development Finance Agency (Lesley University); Series 2011 B-1, RB (INS-AGM)(b)	5.25%	07/01/2033	$300	$321,222
Massachusetts (State of) Development Finance Agency (Lowell General Hospital); Series 2010 C, RB	5.13%	07/01/2035	500	518,005
Massachusetts (State of) Development Finance Agency (Massachusetts Institute of Technology);
Series 2002 K, RB (d)	5.50%	07/01/2032	2,500	3,234,850
Massachusetts (State of) Development Finance Agency (Merrimack College); Series 2012 A, RB	5.25%	07/01/2042	500	521,120
Massachusetts (State of) Development Finance Agency (Mount Holyoke College); Series 2011 B, RB	5.00%	07/01/2041	500	531,915
Massachusetts (State of) Development Finance Agency (Northeastern University); Series 2009 Y-2, Ref. RB	5.50%	10/01/2024	750	772,005
Massachusetts (State of) Development Finance Agency (Partners Healthcare); Series 2012 L, RB (f)	5.00%	07/01/2021	3,425	3,669,100
Massachusetts (State of) Development Finance Agency (Sabis International Charter School); Series 2009 A, RB (f)	8.00%	10/15/2019	250	262,953
Massachusetts (State of) Development Finance Agency (Springfield College); Series 2010, RB (f)	5.62%	10/15/2019	500	516,000
Massachusetts (State of) Development Finance Agency (Suffolk University); Series 2010, RB	5.13%	07/01/2040	500	515,670
Massachusetts (State of) Development Finance Agency (Tufts Medical Center); Series 2011 I, RB (f)	6.75%	01/01/2021	300	328,044
Series 2011 I, RB (f)	7.25%	01/01/2021	495	545,846
Series 2011 I, RB	7.25%	01/01/2032	330	363,033
Series 2011 I, RB	6.75%	01/01/2036	200	217,864
Massachusetts (State of) Development Finance Agency (Umass Memorial); Series 2011 H, RB (f)	5.50%	07/01/2021	475	514,772
Series 2011 H, RB	5.50%	07/01/2031	25	26,647
Massachusetts (State of) Educational Financing Authority; Series 2011 J, RB (g)	5.62%	07/01/2028	150	156,621
Massachusetts (State of) Port Authority (Conrac); Series 2011 A, RB	5.13%	07/01/2041	250	264,082
Massachusetts (State of) Water Resources Authority; Series 2007 B, Ref. General RB (INS-AGM)(b)	5.25%	08/01/2031	500	626,145
Series 2011 B, General RB (f)	5.00%	08/01/2021	200	214,914
Series 2011 C, Ref. General RB (d)	5.00%	08/01/2030	3,500	3,741,290
Series 2011 C, Ref. General RB (d)	5.00%	08/01/2031	2,000	2,135,740
Westford (Town of); Series 2003, Limited Tax GO Bonds (INS-AMBAC)(b)	5.25%	06/01/2019	1,975	1,979,977
				41,862,546

Michigan-3.88%

Detroit (City of) Downtown Development Authority (Catalyst Development); Series 2018 A, Ref. Tax Increment RB	5.00%	07/01/2043	1,660	1,728,458
Michigan (State of) Building Authority (Facilities Program); Series 2016I, Ref. RB (d)	5.00%	04/15/2041	2,865	3,162,759
Michigan (State of) Finance Authority (Beaumont Health Credit Group); Series 2016, RB	5.00%	11/01/2044	1,865	2,005,621
Michigan (State of) Finance Authority (Charter County of Wayne Criminal Justice Center); Series 2018, RB	5.00%	11/01/2038	750	842,355
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department); Series 2014 C-1, Ref. Sr. Lien Local Government Loan Program RB	5.00%	07/01/2044	1,245	1,322,476
Series 2014 C-3, Ref. Local Government Loan Program RB (INS-AGM)(b)	5.00%	07/01/2032	2,500	2,754,725
Series 2014 C-6, Ref. Sr. Lien Local Government Loan Program RB	5.00%	07/01/2033	625	679,044
Series 2014 D-4, Ref. Local Government Loan Program RB	5.00%	07/01/2029	625	686,225
Series 2015, Ref. Second Lien Local Government Loan Program RB	5.00%	07/01/2035	1,270	1,377,785
Michigan (State of) Finance Authority (MidMichigan Health Credit Group); Series 2014, Ref. Hospital RB	5.00%	06/01/2039	2,275	2,466,032
Michigan (State of) Finance Authority (Trinity Health Credit); Series 2017 MI, Ref. Hospital RB (d)	5.00%	12/01/2046	3,890	4,248,502
Michigan (State of) Strategic Fund (I-85 Improvement Project); Series 2018, Limited Obligation RB (g)	5.00%	06/30/2033	600	658,770
Michigan (State of) Tobacco Settlement Finance Authority; Series 2007 A, Sr. Asset-Backed RB	6.00%	06/01/2048	3,305	3,243,031
Saginaw (City of) Hospital Finance Authority (Covenant Medical Center, Inc.); Series 2010 H, Ref. RB	5.00%	07/01/2030	2,000	2,076,840
				27,252,623

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Minnesota-0.11%

Bethel (City of) (Spectrum High School); Series 2017 A, Ref. Charter School Lease RB	4.25%	07/01/2047	$305	$286,188
Series 2017 A, Ref. Charter School Lease RB	4.38%	07/01/2052	500	469,470
				755,658

Mississippi-0.78%

Jackson (County of) Mississippi (Chevron U.S.A. Inc.); Series 1993, Ref. VRD Port Facility RB (n)	1.72%	06/01/2023	4,000	4,000,000
West Rankin Utility Authority; Series 2018, RB (INS-AGM)(b)	5.00%	01/01/2048	1,355	1,478,779
				5,478,779

Missouri-1.19%

Kansas City (City of) Industrial Development Authority (Downtown Redevelopment District); Series 2011 A, Ref. RB	5.50%	09/01/2027	750	811,290
Series 2011 A, Ref. RB	5.50%	09/01/2028	1,515	1,638,806
Kirkwood (City of) Industrial Development Authority (Aberdeen Heights); Series 2017 A, Ref.
Retirement Community RB	5.25%	05/15/2050	510	525,769
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2010, Senior Living Facilities RB	5.50%	02/01/2042	1,000	1,016,640
Series 2014 A, Senior Living Facilities RB	5.00%	02/01/2044	1,000	1,019,040
Missouri (State of) Health & Educational Facilities Authority (St. Louis College of Pharmacy); Series 2013, RB	5.25%	05/01/2033	1,175	1,242,045
St. Louis (County of) Industrial Development Authority (Friendship Village West County); Series 2018 A, Senior Living Facilities RB	5.00%	09/01/2038	2,095	2,098,038
				8,351,628

Nebraska-1.63%

Central Plains Energy Project (No. 3); Series 2012, Gas RB (f)(p)	5.00%	09/01/2032	3,500	3,766,420
Series 2012, Gas RB (f)(p)	5.25%	09/01/2037	2,485	2,696,051
Douglas (County of) Hospital Authority No. 2 (Madonna Rehabilitation Hospital); Series 2014, RB	5.00%	05/15/2044	1,000	1,044,840
Omaha (City of) Public Power District;; Series 2011 B, RB (d)(f)	5.00%	02/01/2021	3,690	3,925,828
				11,433,139

New Jersey-13.93%

Burlington (County of) Bridge Commission (The Evergreens); Series 2007, Economic Development RB	5.62%	01/01/2038	850	801,151
Colts Neck (Township of) Board of Education; Series 2002, Unlimited Tax GO Bonds (f)	5.00%	02/01/2021	1,000	1,004,850
East Orange (City of) Board of Education; Series 1998, CAB COP (INS-AGM)(b)(h)	0.00%	08/01/2019	1,845	1,817,897
Series 1998, CAB COP (INS-AGM)(b)(h)	0.00%	02/01/2025	1,845	1,534,007
Series 1998, CAB COP (INS-AGM)(b)(h)	0.00%	02/01/2028	2,850	2,096,688
Essex (County of) Improvement Authority; Series 2004, Ref. Project Consolidation RB (INS-NATL)(b)	5.50%	10/01/2028	1,000	1,225,750
Essex (County of) Improvement Authority (Newark); Series 2010 A, RB	6.25%	11/01/2030	1,000	1,038,660
Essex (County of) Utilities Authority; Series 2009, Ref. Solid Waste RB (INS-AGC)(b)	5.00%	04/01/2021	775	782,626
Garden State Preservation Trust; Series 2003 B, Open Space & Farmland Preservation CAB RB (INS-AGM)(b)(h)	0.00%	11/01/2025	2,000	1,635,920
Series 2005 A, Open Space & Farmland Preservation RB (INS-AGM)(b)	5.75%	11/01/2028	1,000	1,174,870
Hudson (County of) Improvement Authority; Series 2010 A, Ref. Solid Waste System RB	6.00%	01/01/2040	1,000	1,040,520
New Jersey (State of) Economic Development Authority; Series 1992, RB (INS -NATL)(b)	5.90%	03/15/2021	17,035	17,388,647
Series 2004 A, Motor Vehicle RB (INS -BHAC)(b)(d)	5.25%	07/01/2026	7,000	8,058,189
Series 2005 N-1, Ref. School Facilities Construction RB (INS-NATL)(b)(d)(m)	5.50%	09/01/2022	3,775	4,133,021
Series 2005 N-1, Ref. School Facilities Construction RB (INS-AMBAC)(b)	5.50%	09/01/2026	1,500	1,734,195
Series 2009, School Facilities Construction RB (f)	5.50%	12/15/2018	645	645,755
Series 2012, Ref. RB	5.00%	06/15/2029	1,000	1,051,100

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New Jersey-(continued)

New Jersey (State of) Economic Development Authority (American Water Co., Inc.); Series 2010 B, Ref. Water Facilities RB (g)	5.60%	11/01/2034	$1,000	$1,038,670
New Jersey (State of) Economic Development Authority (Cranes Mill); Series 2008, First Mortgage RB	6.00%	07/01/2038	1,000	1,001,150
New Jersey (State of) Economic Development Authority (Kapkowski Road Landfill); Series 2002, Ref. Special Assessment RB	5.75%	10/01/2021	905	943,607
Series 2002, Ref. Special Assessment RB	5.75%	04/01/2031	1,000	1,083,170
New Jersey (State of) Economic Development Authority (Newark Downtown District Management Corp.); Series 2007, RB	5.12%	06/15/2027	485	485,262
Series 2007, RB	5.13%	06/15/2037	700	700,252
New Jersey (State of) Economic Development Authority (Port Newark Container Terminal LLC); Series 2017, Ref. Special Facility RB (g)	5.00%	10/01/2037	955	1,012,968
New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties LLC-Montclair State University Student Housing); Series 2010 A, RB (f)	5.88%	06/01/2020	2,650	2,803,779
New Jersey (State of) Economic Development Authority (School Facilities Construction); Series 2009, RB (f)	5.50%	12/15/2018	350	350,406
Series 2009, RB (INS-AGC)(b)	5.50%	12/15/2034	5	5,013
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement); Series 2013, Private Activity RB (g)	5.13%	01/01/2034	1,250	1,329,312
Series 2013, Private Activity RB (g)	5.38%	01/01/2043	1,000	1,069,190
New Jersey (State of) Educational Facilities Authority (Institute of Technology); Series 2010 H, RB	5.00%	07/01/2031	500	520,550
New Jersey (State of) Educational Facilities Authority (Kean University); Series 2009 A, Ref. RB (f)	5.50%	09/01/2019	500	513,515
New Jersey (State of) Health Care Facilities Financing Authority (AHS Hospital Corp.); Series 2011, RB (f)	6.00%	07/01/2021	750	824,317
New Jersey (State of) Health Care Facilities Financing Authority (Barnabas Health); Series 2011 A, Ref. RB (f)	5.63%	07/01/2021	1,000	1,088,420
New Jersey (State of) Health Care Facilities Financing Authority (Holy Name Medical Center); Series 2010, Ref. RB	5.00%	07/01/2025	500	518,750
New Jersey (State of) Health Care Facilities Financing Authority (Robert Wood Johnson University Hospital); Series 2010, Ref. RB (f)	5.00%	01/01/2020	550	567,754
New Jersey (State of) Health Care Facilities Financing Authority (St. Clare’s Hospital, Inc.); Series 2004 A, Ref. RB (f)	5.25%	07/01/2023	1,000	1,132,970
New Jersey (State of) Health Care Facilities Financing Authority (The General Hospital Center at Passaic, Inc.); Series 1994, RB (f)	6.75%	07/01/2019	960	987,158
New Jersey (State of) Higher Education Student Assistance Authority; Series 2009 A, Student Loan RB	5.63%	06/01/2030	1,500	1,524,840
Series 2010 1-A, Ref. Student Loan RB (d)	5.00%	12/01/2025	2,485	2,544,963
Series 2010 1-A, Ref. Student Loan RB (d)	5.00%	12/01/2026	1,565	1,602,560
Series 2018 B, Ref. Sr. Student Loan RB (g)	5.00%	12/01/2024	1,110	1,233,643
New Jersey (State of) Transportation Trust Fund Authority; Series 2009 A, Transportation System CAB RB (h)	0.00%	12/15/2039	6,000	2,154,420
Series 2010 A, Transportation System CAB RB (h)	0.00%	12/15/2030	1,600	937,824
Series 2010 A, Transportation System CAB RB (h)	0.00%	12/15/2031	3,000	1,667,100
Series 2011 A, Transportation System RB	5.50%	06/15/2041	1,000	1,048,720
Series 2018 A, Ref. Federal Highway Reimbursement RN (d)(m)	5.00%	06/15/2029	1,590	1,759,764
Series 2018 A, Ref. Federal Highway Reimbursement RN (d)(m)	5.00%	06/15/2030	550	605,682
Series 2018 A, Ref. Federal Highway Reimbursement RN (d)(m)	5.00%	06/15/2031	1,005	1,102,224
Series 2018 A, Ref. RB	5.00%	12/15/2032	1,240	1,339,746
Subseries 2016A-1, Federal Highway Reimbursement RN	5.00%	06/15/2028	1,015	1,129,624
New Jersey (State of) Turnpike Authority; Series 2005 A, Ref. RB (INS-AGM)(b)	5.25%	01/01/2027	705	836,863
Series 2009 E, RB (f)	5.25%	01/01/2019	1,000	1,002,580
Series 2013 A, RB (f)	5.00%	07/01/2022	1,900	2,093,610

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New Jersey-(continued)

New Jersey Institute of Technology; Series 2012 A, RB (f)	5.00%	07/01/2022	$155	$170,795
Series 2012 A, RB	5.00%	07/01/2042	345	369,188
Newark (City of) Housing Authority (South Ward Police Facility); Series 2009 A, City-Secured Police Facility RB (f)	6.75%	12/01/2019	600	628,758
Passaic (County of) Improvement Authority (200 Hospital Plaza Corp.); Series 2010, RB (f)	5.00%	05/01/2020	500	521,360
Rahway Valley Sewerage Authority; Series 2005 A, Sewer CAB RB (INS-NATL)(b)(h)	0.00%	09/01/2032	5,000	3,146,050
Salem (County of) Improvement Authority (Finlaw Street Office Building); Series 2007, RB (INS-AGM)(b)	5.25%	08/15/2032	1,300	1,302,145
Tobacco Settlement Financing Corp.; Series 2018 A, Ref. RB	5.25%	06/01/2046	3,750	3,980,175
				97,842,693

New Mexico-0.46%

Farmington (City of) (Public Service Co. of New Mexico San Juan);
Series 2010 A, Ref. PCR (j)	5.20%	06/01/2020	1,000	1,037,650
Series 2010 C, Ref. PCR	5.90%	06/01/2040	2,100	2,201,052
				3,238,702

New York-16.06%

Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, PILOT RB (f)	6.25%	01/15/2020	1,370	1,437,363
Series 2009, PILOT RB (f)	6.38%	01/15/2020	570	598,814
Erie Tobacco Asset Securitization Corp.; Series 2005 A, Tobacco Settlement Asset-Backed RB	5.00%	06/01/2045	2,710	2,591,465
Metropolitan Transportation Authority; Series 2009 B, Dedicated Tax Fund RB (f)	5.25%	11/15/2019	1,000	1,032,730
Series 2009 B, Dedicated Tax Fund RB (f)	5.25%	11/15/2019	1,500	1,549,095
Series 2010 D, RB (f)	5.25%	11/15/2020	2,500	2,661,800
Series 2013 A, Transportation RB	5.00%	11/15/2038	1,850	1,971,970
Series 2016B, Ref. RB	5.00%	11/15/2037	2,125	2,333,611
New York & New Jersey (States of) Port Authority; Eighty-Fifth Series 1993, Consolidated RB (INS-NATL)(b)	5.37%	03/01/2028	2,000	2,302,080
Two Hundred Seventh Series 2018, Ref. Consolidated RB (d)(g)	5.00%	09/15/2028	3,300	3,848,493
New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC); Series 2010 8, Special Obligation RB	6.00%	12/01/2036	2,050	2,190,199
Series 2010, Special Obligation RB	6.00%	12/01/2042	710	756,129
New York (City of) Industrial Development Agency (Brooklyn Navy Yard Cogen Partners); Series 1997, Industrial Development RB (g)	5.75%	10/01/2036	2,765	2,791,074
New York (City of) Municipal Water Finance Authority; Series 2012 FF, Water & Sewer System RB (d)	5.00%	06/15/2045	1,590	1,719,044
Series 2012 FF, Water & Sewer System RB (d)	5.00%	06/15/2045	5,325	5,757,177
Series 2013 DD, Water & Sewer System RB	5.00%	06/15/2035	3,200	3,490,464
New York (City of) Transitional Finance Authority; Series 2009 S-3, Building Aid RB (d)	5.25%	01/15/2039	3,400	3,413,838
Series 2013 I, Sub. Future Tax Sec. RB	5.00%	05/01/2038	5,000	5,433,600
Series 2018 S-2A, Ref. Building Aid RB	5.00%	07/15/2034	1,240	1,426,744
Subseries 2011 D-1, Future Tax Sec. RB (d)	5.00%	11/01/2033	4,845	5,192,483
Subseries 2013, Sub. Future Tax Sec. RB (d)	5.00%	11/01/2038	5,010	5,490,409
New York (Counties of) Tobacco Trust VI; Subseries 2016A-1, Ref. Tobacco Settlement Pass Through RB	5.75%	06/01/2043	3,170	3,479,075
New York (State of) Dormitory Authority; Series 2009 C, School Districts Bond Financing Program RB (f)	5.00%	10/01/2019	2,820	2,894,899
Series 2009 C, School Districts Bond Financing Program RB (INS-AGC)(b)	5.00%	10/01/2023	180	184,212
Series 2014 C, State Personal Income Tax RB (d)	5.00%	03/15/2040	5,510	6,061,165

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York-(continued)

New York (State of) Dormitory Authority (General Purpose); Series 2011 A, State Personal Income Tax RB (d)	5.00%	03/15/2030	$2,220	$2,358,972
Series 2013 A, State Personal Income Tax RB	5.00%	02/15/2037	1,750	1,910,090
Series 2017 A, Ref. State Personal Income Tax RB	4.00%	02/15/2035	1,255	1,303,870
New York (State of) Thruway Authority (Transportation); Series 2009 A, Personal Income Tax RB (d)(f)	5.00%	03/15/2019	1,800	1,816,596
Series 2009 A, Personal Income Tax RB (d)(f)	5.00%	03/15/2019	2,000	2,018,440
New York (State of) Utility Debt Securitization Authority; Series 2013 TE, Restructuring RB (d)	5.00%	12/15/2031	1,905	2,123,084
New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 1, Ref. Liberty RB (e)	5.00%	11/15/2044	5,315	5,432,727
New York Liberty Development Corp. (7 World Trade Center); Series 2012, Class 2, Ref. Liberty RB	5.00%	09/15/2043	1,870	1,994,374
New York State Dormitory Authority; Series 2018 E, Sales Tax RB (d)	5.00%	03/15/2045	5,715	6,429,604
New York Transportation Development Corp. (American Airlines, Inc.); Series 2016, Ref. Special Facilities RB (g)	5.00%	08/01/2031	1,685	1,739,897
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminal C&D Redevelopment); Series 2018, Special Facilities RB (g)	5.00%	01/01/2031	3,350	3,704,798
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment); Series 2016A, Special Facilities RB (g)	5.00%	07/01/2046	1,775	1,862,863
Series 2016A, Special Facilities RB (g)	5.25%	01/01/2050	3,235	3,428,550
Rockland Tobacco Asset Securitization Corp.; Series 2001, Tobacco Settlement Asset-Backed RB	5.75%	08/15/2043	1,735	1,778,549
TSASC, Inc.; Series 2016B, Ref. Sub. Tobacco Settlement Turbo RB	5.00%	06/01/2048	4,490	4,283,729
				112,794,076

North Carolina-3.03%

North Carolina (State of) Capital Facilities Finance Agency (Duke University); Series 2015 B, Ref. RB (d)	5.00%	10/01/2055	7,345	8,154,271
Series 2015 B, Ref. RB (d)	5.00%	10/01/2055	2,240	2,486,803
North Carolina (State of) Department of Transportation (I-77 HOT Lanes); Series 2015, Private Activity RB (g)	5.00%	06/30/2054	3,120	3,263,770
North Carolina (State of) Eastern Municipal Power Agency; Series 2009 B, Power System RB (f)	5.00%	01/01/2019	4,300	4,310,664
North Carolina (State of) Turnpike Authority; Series 2011, Monroe Connector System State Appropriation RB (d)	5.00%	07/01/2036	2,870	3,052,991
				21,268,499

North Dakota-0.75%

McLean (County of) (Great River Energy); Series 2010 B, Solid Waste Facilities RB	5.15%	07/01/2040	1,000	1,033,810
Ward (County of) (Trinity Obligated Group); Series 2017 C, Health Care Facilities RB	5.00%	06/01/2043	2,165	2,246,469
Series 2017 C, Health Care Facilities RB	5.00%	06/01/2048	1,930	1,993,188
				5,273,467

Ohio-12.25%

Adams (County of) (Adams County Hospital); Series 2005, Hospital Facility Improvement RB (c)	6.25%	09/01/2020	250	242,965
Akron (City of) (Community Learning Centers); Series 2012, Ref. Income Tax RB	5.00%	12/01/2033	1,270	1,374,635
Akron, Bath & Copley Joint Township Hospital District; Series 2016, Ref. RB	5.25%	11/15/2046	2,645	2,856,283
Akron, Bath & Copley Joint Township Hospital District (Medical Center of Akron); Series 2012, RB	5.00%	11/15/2032	1,190	1,276,596
American Municipal Power, Inc.; Series 2015 A, Ref. RB	5.00%	02/15/2042	1,075	1,163,171
American Municipal Power, Inc. (Amp Fremont Energy Center); Series 2012, RB	5.00%	02/15/2037	2,470	2,630,303
American Municipal Power, Inc. (Combined Hydroelectric); Series 2009 C, RB	5.00%	02/15/2020	1,000	1,033,600
American Municipal Power, Inc. (Greenup Hydroelectric); Series 2016A, RB	5.00%	02/15/2046	535	578,565
Bowling Green (City of) (CFP I LLC - Bowling Green State University); Series 2010, Student Housing RB (f)	5.75%	06/01/2020	1,000	1,055,450
Buckeye Tobacco Settlement Financing Authority; Series 2007 A-2, Sr. Asset-Backed Turbo RB	5.75%	06/01/2034	480	449,261
Series 2007 A-2, Sr. Asset-Backed Turbo RB	5.88%	06/01/2047	7,655	7,263,523

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Ohio-(continued)

Butler (County of) (Kettering Health Network Obligated Group); Series 2011, Hospital Facilities RB	6.37%	04/01/2036	$375	$408,083
Cincinnati (City of); Series 2011 A, Ref. Water System RB (d)(f)	5.00%	12/01/2036	5,000	5,430,450
Cleveland (City of); Series 2005, Ref. Limited Tax GO Bonds (INS-AGM)(b)	5.50%	10/01/2019	2,825	2,906,134
Cleveland (City of) & Cuyahoga (County of) Port Authority (Constellation Schools); Series 2014 A, Ref. & Improvement Lease RB	6.50%	01/01/2034	1,100	1,126,587
Columbus City School District; Series 2009, School Facility Construction & Improvement Unlimited Tax GO Bonds (f)	5.00%	06/01/2019	1,000	1,015,540
Series 2009, School Facility Construction & Improvement Unlimited Tax GO Bonds (f)	5.00%	06/01/2019	1,000	1,015,540
Cuyahoga (County of) (Medical Mart/Convention Center); Series 2010 F, Economic Development RB	5.00%	12/01/2027	500	527,535
Cuyahoga (County of) (Metrohealth System); Series 2017, Ref. Hospital RB	5.50%	02/15/2052	1,690	1,798,785
Franklin (County of) (Ohio Presbyterian Retirement Services); Series 2010 A, Health Care Facilities Improvement RB	5.63%	07/01/2026	1,000	1,033,970
Franklin (County of) (OhioHealth Corp.); Series 2011 A, Hospital Facilities RB (d)	5.00%	11/15/2036	930	992,431
Series 2011 A, Hospital Facilities RB	5.00%	11/15/2036	750	800,348
Series 2011 A, Hospital Facilities RB (d)	5.00%	11/15/2041	1,500	1,593,240
Gallia (County of) (Holzer Health System Obligated Group); Series 2012, Ref. & Improvement Hospital Facilities RB	8.00%	07/01/2042	1,550	1,682,199
Hamilton (County of); Series 2000 B, CAB Sales Tax RB (INS-AMBAC)(b)(h)	0.00%	12/01/2023	2,000	1,747,680
Series 2011 A, Ref. Sales Tax RB	5.00%	12/01/2032	1,000	1,074,320
Hamilton (County of) (Life Enriching Communities); Series 2016, Ref. Healthcare Improvement RB	5.00%	01/01/2046	1,490	1,514,794
Hamilton (County of) (Stratford Heights-University of Cincinnati); Series 2010, Ref. Student Housing RB (INS-AGM)(b)	5.00%	06/01/2030	1,000	1,039,970
Hamilton (County of) (Trihealth Inc. Obligated Group); Series 2017 A, Hospital Facilities RB	5.00%	08/15/2047	2,470	2,666,908
Hancock (County of) (Blanchard Valley Regional Health Center); Series 2011 A, Hospital Facilities RB (f)	6.25%	06/01/2021	1,300	1,430,637
Kent State University; Series 2009 B, General Receipts RB (f)	5.00%	05/01/2019	920	932,089
Series 2009 B, General Receipts RB (INS-AGC)(b)	5.00%	05/01/2028	80	80,959
Lucas (County of) (Lutheran Homes); Series 2010 A, Ref. & Improvement Health Care Facilities RB (f)	7.00%	11/01/2020	1,000	1,089,590
Lucas (County of) (Promedica Healthcare); Series 2011 A, Hospital RB (f)	5.75%	11/15/2021	1,000	1,103,170
Series 2011 A, Hospital RB (f)	6.00%	11/15/2021	1,000	1,110,270
Lucas (County of), Ohio (ProMedica Healthcare System); Series 2018 A, Ref. Hospital RB	5.25%	11/15/2048	1,675	1,772,066
Miami University; Series 2011, Ref. General Receipts RB (d)	5.00%	09/01/2031	5,050	5,380,977
Montgomery (County of) (Kettering Medical Center); Series 1996, Ref. & Improvement Hospital RB (INS-NATL)(b)	6.25%	04/01/2020	1,205	1,235,932
Montgomery (County of) (St. Leonard); Series 2010, Ref. & Improvement Health Care & MFH RB	6.37%	04/01/2030	1,000	1,038,690
Montgomery (County of) (Trousdale Foundation Properties); Series 2018 A, Sr. Living RB (e)	6.00%	04/01/2038	1,510	1,461,257
Norwood (City of) (Cornerstone at Norwood); Series 2006, Tax Increment Allocation Financing RB	6.20%	12/01/2031	1,340	1,339,893
Ohio (State of) (Cleveland Clinic Health System Obligated Group; Series 2009 B, Hospital Facilities RB (d)(f)	5.13%	01/01/2028	4,000	4,009,800
Series 2009 B, Hospital Facilities RB (d)	5.50%	01/01/2034	1,000	1,002,720
Ohio (State of) (Portsmouth Bypass); Series 2015, Private Activity RB (INS-AGM)(b)(g)	5.00%	12/31/2039	805	866,027
Ohio (State of) Air Quality Development Authority (Columbus Southern Power Co.); Series 2009 B, Ref. RB	5.80%	12/01/2038	1,500	1,544,595
Ohio (State of) Air Quality Development Authority (Pratt Paper LLC); Series 2017, Exempt Facility RB (e)(g)	4.25%	01/15/2038	585	577,436
Ohio (State of) Higher Educational Facility Commission (Summa Health System); Series 2010, Hospital Facilities RB (f)	5.75%	05/15/2020	380	399,889
Series 2010, Hospital Facilities RB (f)	5.75%	05/15/2020	255	268,347
Series 2010, Hospital Facilities RB	5.75%	11/15/2035	1,330	1,386,791
Series 2010, Hospital Facilities RB	5.75%	11/15/2040	220	228,705

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Ohio-(continued)

Ohio (State of) Higher Educational Facility Commission (University of Dayton); Series 2011 A, RB	5.38%	12/01/2030	$750	$795,105
Ohio (State of) Housing Finance Agency (Covenant House Apartments); Series 2008 C, MFH Mortgage
RB (CEP-GNMA)(g)	5.85%	09/20/2028	605	617,548
Ohio (State of) Housing Finance Agency (Mortgage-Backed Securities Program); Series 1999 A1, Residential Mortgage RB (CEP-GNMA)(g)	5.25%	09/01/2030	50	50,054
Ohio (State of) Municipal Electric Generation Agency (Joint Venture 5); Series 2001, Beneficial Interest Ctfs. (INS-NATL)(b)(h)	0.00%	02/15/2030	1,000	672,860
Ohio (State of) Turnpike Commission; Series 2010 A, Ref. RB (f)	5.00%	02/15/2020	1,000	1,036,740
Ohio State University; Series 2010 D, RB (f)	5.00%	12/01/2030	45	55,283
Series 2010 D, RB	5.00%	12/01/2030	955	1,160,144
Summit (County of) Port Authority (University of Akron Student Housing); Series 2011, Lease RB (f)	5.00%	01/01/2021	315	333,711
Series 2011, Lease RB	5.00%	01/01/2030	185	193,795
Toledo (City of); Series 2010, Ref. Various Purpose Improvement Limited Tax GO Bonds (INS-AGM)(b)	5.00%	12/01/2028	1,000	1,051,880
University of Cincinnati; Series 2010 F, General Receipts RB	5.00%	06/01/2034	750	787,703
University of Toledo; Series 2011 B, General Receipts RB (f)	5.00%	06/01/2021	650	697,333
Vandalia Butler City School District; Series 2009, School Improvement Unlimited Tax GO Bonds (f)	5.00%	06/01/2019	1,000	1,015,540
Wright State University; Series 2011 A, General Receipts RB	5.00%	05/01/2031	1,000	1,027,570
				86,053,972

Oklahoma-1.63%
Edmond Public Works Authority; Series 2017, Sales Tax and Utility System RB (d)	5.00%	07/01/2042	2,735	3,057,265
Series 2017, Sales Tax and Utility System RB (d)	5.00%	07/01/2047	2,670	2,973,152
Oklahoma (State of) Development Finance Authority (OU Medicine); Series 2018 B, Health System RB	5.50%	08/15/2057	2,180	2,353,245
Oklahoma (State of) Development Finance Authority (Provident Oklahoma Education Resources Inc.- Cross Village Student Housing); Series 2017, RB	5.25%	08/01/2057	1,945	1,795,449
Oklahoma (State of) Water Resources Board; Series 2018 C, Loan Program RB	4.00%	10/01/2048	1,260	1,269,437
				11,448,548

Pennsylvania-3.61%

Allegheny (County of) Hospital Development Authority (Allegheny Health Network Obligated Group Issue); Series 2018 A, Ref. RB	5.00%	04/01/2047	1,600	1,712,304
Delaware River Port Authority; Series 2010 D, RB (f)	5.00%	01/01/2020	1,000	1,032,820
Series 2010 D, RB (f)	5.00%	01/01/2040	1,750	1,807,435
Franklin (County of) Industrial Development Authority (Chambersburg Hospital); Series 2010, RB	5.37%	07/01/2042	1,900	1,982,726
Franklin (County of) Industrial Development Authority (Menno-Haven, Inc.); Series 2018, Ref. RB	5.00%	12/01/2024	500	529,680
Pennsylvania (State of) Turnpike Commission; Series 2009 A, Sub. RB (f)	5.00%	06/01/2019	245	248,746
Series 2009 A, Sub. RB (f)	5.00%	06/01/2019	840	852,844
Series 2009 A, Sub. RB (f)	5.00%	06/01/2019	740	751,500
Series 2018 A-2, Turnpike RB	5.00%	12/01/2048	1,195	1,306,015
Series 2018 B, Sub. Oil Franchise Tax RB	5.25%	12/01/2048	1,170	1,312,015
Subseries 2010 B-2, Sub. RB (f)	5.75%	12/01/2020	1,060	1,137,444
Subseries 2010 B-2, Sub. RB (f)	5.75%	12/01/2020	580	622,375
Subseries 2010 B-2, Sub. RB (f)	5.75%	12/01/2020	610	654,567
Subseries 2010 B-2, Sub. RB (f)	6.00%	12/01/2020	200	215,584
Subseries 2010 B-2, Sub. RB (f)	6.00%	12/01/2020	985	1,061,751
Subseries 2010 B-2, Sub. Turnpike RB (f)	6.00%	12/01/2020	215	231,753
Subseries 2014 A-2, Sub. Conv. CAB Turnpike RB (i)	5.13%	12/01/2039	2,000	1,695,320

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Pennsylvania-(continued)

Philadelphia (City of); Series 2017 A, Water & Wastewater RB	5.00%	10/01/2052	$1,100	$1,196,404
Series 2017 B, Ref. Airport RB (g)	5.00%	07/01/2047	4,940	5,340,831
Philadelphia (City of) Industrial Development Authority (Thomas Jefferson University); Series 2017 A, Ref. RB	5.00%	09/01/2035	720	792,410
Series 2017 A, Ref. RB	5.00%	09/01/2047	845	911,197
				25,395,721

Puerto Rico-1.46%

Children’s Trust Fund; Series 2002, Tobacco Settlement Asset-Backed RB	5.50%	05/15/2039	2,610	2,616,107
Series 2002, Tobacco Settlement Asset-Backed RB	5.63%	05/15/2043	1,490	1,492,801
Series 2005 A, Tobacco Settlement Asset-Backed RB (h)	0.00%	05/15/2050	5,915	684,898
Puerto Rico (Commonwealth of); Series 2004 A, Public Improvement Unlimited Tax GO Bonds (INS -NATL)(b)	5.25%	07/01/2021	490	495,802
Series 2006A, Public Improvement Unlimited Tax GO Bonds (INS-AGC) (CPI Rate + 1.00%)(b)(k)	3.46%	07/01/2019	645	647,612
Puerto Rico (Commonwealth of) Electric Power Authority; Series 2007 VV, Ref. RB (INS-NATL)(b)	5.25%	07/01/2033	735	766,465
Series 2007 VV, Ref. RB (INS-NATL)(b)	5.25%	07/01/2035	645	667,556
Puerto Rico (Commonwealth of) Highway & Transportation Authority; Series 2007 N, Ref. Transportation RB (INS-NATL)(b)	5.25%	07/01/2032	770	805,351
Puerto Rico (Commonwealth of) Public Buildings Authority; Series 2007 M-3, Ref. Government Facilities RB (INS-NATL)(b)	6.00%	07/01/2024	2,020	2,090,862
				10,267,454

South Carolina-1.51%

South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2009, Ref. & Improvement Hospital RB (f)	5.75%	08/01/2019	1,000	1,025,110
Series 2013 A, Ref. Hospital RB (f)	5.25%	08/01/2023	1,600	1,811,856
South Carolina (State of) Ports Authority; Series 2015, RB (g)	5.25%	07/01/2050	1,865	2,024,364
Series 2015, RB (g)	5.25%	07/01/2055	1,350	1,461,267
South Carolina (State of) Public Service Authority; Series 2014 C, Ref. RB	5.00%	12/01/2046	1,190	1,244,455
South Carolina (State of) Public Service Authority (Santee Cooper); Series 2010 B, Ref. RB (d)	5.00%	01/01/2033	3,000	3,075,720
				10,642,772

South Dakota-0.46%

South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group); Series 2014 B, RB	5.00%	11/01/2044	1,620	1,736,980
Series 2015, Ref. RB	5.00%	11/01/2045	1,440	1,530,979
				3,267,959

Tennessee-0.29%

Greeneville (Town of) Health & Educational Facilities Board (Ballad Health); Series 2018 A, Ref. Hospital RB	5.00%	07/01/2036	1,735	1,915,718
Tennessee Energy Acquisition Corp.; Series 2006C, Gas RB	5.00%	02/01/2024	120	132,380
				2,048,098

Texas-15.25%

Austin (City of); Series 2012, Ref. Water & Wastewater System RB	5.00%	11/15/2042	1,710	1,858,684
Dallas (City of) (Civic Center Convention Complex); Series 2009, Ref. & Improvement RB (INS-AGC)(b)	5.00%	08/15/2019	1,440	1,471,133
Dallas-Fort Worth (Cities of) International Airport; Series 2012 G, Ref. RB	5.00%	11/01/2035	2,390	2,489,209
Series 2013 A, Joint Improvement RB (g)	5.00%	11/01/2030	1,825	1,959,192

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas-(continued)

Harris County Health Facilities Development Corp. (Memorial Hermann Healthcare System); Series 2008 B, Ref. RB (f)	7.25%	12/01/2018	$825	$825,000
Harris County Industrial Development Corp. (Deer Park Refining Limited Partnership); Series 2006, Solid Waste Disposal RB (f)	5.00%	12/01/2019	1,000	1,030,210
Houston (City of); Series 2011 D, First Lien Combined Utility System RB (d)	5.00%	11/15/2031	1,865	2,003,364
Series 2011 D, First Lien Combined Utility System RB (d)	5.00%	11/15/2033	900	965,448
Series 2011 D, First Lien Combined Utility System RB (d)	5.00%	11/15/2036	995	1,062,959
Houston (City of) Airport System (United Airlines, Inc. Airport Improvement); Series 2015 C, Ref. RB (g)	5.00%	07/15/2020	850	877,379
Houston (City of) Airport System (United Airlines, Inc. Terminal E); Series 2014, Ref. RB (g)	4.75%	07/01/2024	2,225	2,369,469
La Vernia Higher Education Finance Corp. (Meridian World School); Series 2015 A, RB (e)	5.50%	08/15/2045	1,330	1,355,257
Lower Colorado River Authority;
Series 2012 A, Ref. RB (f)	5.00%	05/15/2022	5	5,466
Series 2012 A, Ref. RB	5.00%	05/15/2030	2,335	2,523,294
Lower Colorado River Authority (LCRA Transmission Services Corp.); Series 2018, Ref. Transmission Contract RB	5.00%	05/15/2043	1,960	2,166,878
Lower Colorado River Authority (LCRA Transmissions Services Corp.); Series 2011 A, Ref. RB	5.00%	05/15/2041	1,400	1,475,502
Lufkin Health Facilities Development Corp. (Memorial Health System of East Texas); Series 2009, Ref. & Improvement RB (f)	6.25%	02/15/2019	1,450	1,462,673
New Hope Cultural Education Facilities Corp. (Presbyterian Village North); Series 2018, Ref. Retirement Facility RB	5.00%	10/01/2031	560	565,158
Series 2018, Ref. Retirement Facility RB	5.00%	10/01/2032	1,015	1,020,410
New Hope Cultural Education Facilities Finance Corp. (4-K Housing, Inc.-Stoney Brook); Series 2017 B, Sr. Living RB	5.00%	07/01/2052	1,500	1,414,035
New Hope Cultural Education Facilities Finance Corp. (CHF-Collegiate Housing College Station I, LLC-Texas A&M University); Series 2014 A, Student Housing RB (INS-AGM)(b)	5.00%	04/01/2046	2,010	2,121,253
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village); Series 2017, Ref. Retirement Facility RB	5.00%	01/01/2047	1,115	1,104,987
North Texas Tollway Authority; Series 2008 I, Ref. First Tier System CAB RB (INS -AGC)(b)	6.20%	01/01/2042	1,000	1,181,790
Series 2011 A, Special Projects System RB (d)(f)	5.50%	09/01/2021	2,895	3,155,000
Series 2015 B, Ref. RB (d)(m)	5.00%	01/01/2040	9,860	10,523,774
San Antonio (City of); Series 2013, Jr. Lien Electric & Gas Systems RB	5.00%	02/01/2038	2,795	3,029,053
Tarrant County Cultural Education Facilities Finance Corp; (d)	5.00%	02/15/2047	3,455	3,755,689
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group); Series 2016, Ref. Retirement Facilities RB	5.00%	05/15/2037	1,915	1,933,920
Series 2016, Ref. Retirement Facilities RB	5.00%	05/15/2045	1,540	1,541,848
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.); Series 2007, Retirement Facility RB	5.62%	11/15/2027	1,000	790,000
Series 2007, Retirement Facility RB	5.75%	11/15/2037	550	434,500
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home); Series 2007, Retirement Facility RB	5.75%	02/15/2025	405	405,316
Series 2017A, Retirement Facility RB	6.38%	02/15/2048	1,940	2,066,410
Tarrant County Cultural Education Facilities Finance Corp. (CHRISTUS Health); Series 2008 A, Ref. RB (INS-AGC)(b)	6.25%	07/01/2028	3,300	3,311,583
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System); Series 2016A, Ref. RB	5.00%	02/15/2041	4,225	4,618,474
Texas (State of) Transportation Commission; Series 2016A, Highway Improvement Unlimited Tax GO Bonds	5.00%	04/01/2044	1,695	1,877,416

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas-(continued)

Texas (State of) Transportation Commission (Central Texas Turnpike System); Series 2012 A, Ref. First Tier RB	5.00%	08/15/2041	$4,130	$4,306,475
Series 2015 B, Ref. CAB RB (h)	0.00%	08/15/2036	3,475	1,637,941
Series 2015 B, Ref. CAB RB (h)	0.00%	08/15/2037	1,175	528,221
Series 2015 C, Ref. Sub. RB	5.00%	08/15/2042	5,585	5,889,997
Texas A&M University System Board of Regents; Series 2009 A, Financing System RB (f)	5.00%	05/15/2019	2,500	2,535,775
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, Sr. Lien Gas Supply RB	6.25%	12/15/2026	5,450	6,270,225
Texas Municipal Gas Acquisition & Supply Corp. III; Series 2012, Gas Supply RB	5.00%	12/15/2027	1,500	1,623,045
Series 2012, Gas Supply RB	5.00%	12/15/2028	1,475	1,589,962
Series 2012, Gas Supply RB	5.00%	12/15/2030	1,500	1,608,825
Series 2012, Gas Supply RB	5.00%	12/15/2031	4,475	4,791,338
Series 2012, Gas Supply RB	5.00%	12/15/2032	1,000	1,069,210
Texas Private Activity Bond Surface Transportation Corp. (Blueridge Transportation Group, LLC SH 288 Toll Lanes); Series 2016, Sr. Lien RB (g)	5.00%	12/31/2055	1,140	1,186,079
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC North Tarrant Express Management Lanes); Series 2009, Sr. Lien RB	6.88%	12/31/2039	1,550	1,615,209
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC); Series 2013, Sr. Lien RB (g)	7.00%	12/31/2038	1,475	1,702,135
				107,106,170

Utah-1.01%

Salt Lake City (City of); Series 2017 A, Airport RB (d)(g)	5.00%	07/01/2047	2,705	2,940,957
Series 2018 A, Airport RB (g)	5.00%	07/01/2048	1,305	1,425,008
Series 2018 A, Airport RB (g)	5.25%	07/01/2048	1,735	1,931,974
Utah (State of) Charter School Finance Authority (Summit Academy); Series 2007 A, Charter School RB	5.80%	06/15/2038	780	781,131
				7,079,070

Virgin Islands-0.65%

Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note - Diageo); Series 2009 A, Sub. RB	6.63%	10/01/2029	725	734,787
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2009 B, Ref. Sr. Lien RB	5.00%	10/01/2025	1,500	1,511,250
Series 2010 A, Sr. Lien RB	5.00%	10/01/2025	425	428,188
Series 2010 A, Sr. Lien RB	5.00%	10/01/2029	1,850	1,863,875
				4,538,100

Virginia-1.82%

Virginia (State of) Small Business Financing Authority (95 Express Lanes, LLC); Series 2017, Sr. Lien RB (g)	5.00%	01/01/2040	2,355	2,447,316
Virginia (State of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC); Series 2012, Sr. Lien RB (g)	6.00%	01/01/2037	795	859,554
Series 2012, Sr. Lien RB (g)	5.50%	01/01/2042	2,950	3,123,726
Virginia (State of) Small Business Financing Authority (Express Lanes, LLC); Series 2012, Sr. Lien RB (g)	5.00%	07/01/2034	3,530	3,684,049
Virginia (State of) Small Business Financing Authority (Transform 66P3); Series 2017, Sr. Lien Private Activity RB (g)	5.00%	12/31/2056	2,600	2,706,548
				12,821,193

Washington-3.55%

Bellevue (City of) Convention Center Authority (Compound Interest); Series 1994, Ref. RB (INS-NATL)(b)(h)	0.00%	02/01/2024	5,000	4,345,150
Chelan (County of) Public Utility District No. 1; Series 2011 A, Ref. Consolidated RB (g)	5.50%	07/01/2026	1,525	1,640,458

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Washington-(continued)

Kalispel Tribe of Indians; Series 2018 A, RB (e)	5.25%	01/01/2038	$1,320	$1,366,174
State of Washington; Series 2019 A, Various Purpose Unlimited Tax GO Bonds (d)	5.00%	08/01/2042	1,875	2,125,913
Washington (State of) (SR 520 Corridor Program -Toll Revenue); Series 2011 C, Motor Vehicle Fuel
Unlimited Tax GO Bonds (d)	5.00%	06/01/2033	1,500	1,594,515
Washington (State of) Convention Center Public Facilities District; Series 2018, RB	5.00%	07/01/2043	1,175	1,301,218
Series 2018, RB (d)	5.00%	07/01/2048	4,190	4,614,112
Series 2018, RB	5.00%	07/01/2048	840	917,952
Washington (State of) Health Care Facilities Authority (Catholic Health Initiatives); Series 2011 A, RB (d)	5.00%	02/01/2041	2,325	2,387,426
Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2011 A, RB (f)	6.25%	05/15/2021	1,025	1,127,746
Washington (State of) Higher Education Facilities Authority (Whitworth University); Series 2012, RB	5.25%	10/01/2046	1,250	1,303,662
Washington (State of) Tobacco Settlement Authority; Series 2013, Ref. RB	5.25%	06/01/2031	1,100	1,137,466
Series 2013, Ref. RB	5.25%	06/01/2033	1,000	1,061,440
				24,923,232

West Virginia-0.48%

West Virginia (State of) Hospital Finance Authority (Thomas Health System); Series 2008, RB	6.00%	10/01/2020	475	375,250
Series 2008, RB	6.25%	10/01/2023	1,100	869,000
West Virginia (State of) Hospital Finance Authority (West Virginia United Health System Obligated Group); Series 2009 C, Ref. & Improvement RB (f)	5.50%	06/01/2019	1,020	1,038,084
Series 2009 C, Ref. & Improvement RB (f)	5.50%	06/01/2019	1,060	1,078,794
				3,361,128

Wisconsin-2.83%

Public Finance Authority; Series 2016, Lease Development RB (d)	5.00%	03/01/2046	5,925	6,374,530
Public Finance Authority (American Dream at Meadowlands); Series 2017, Limited Obligation Grant RB (e)	6.75%	08/01/2031	915	986,974
Series 2017, Limited Obligation PILOT RB (e)	6.75%	12/01/2042	2,135	2,386,524
Superior (City of) (Superior Water, Light & Power Co.); Series 2007 A, Ref. Collateralized Utility RB (g)	5.38%	11/01/2021	450	451,152
Series 2007 B, Collateralized Utility RB (g)	5.75%	11/01/2037	410	410,976
Wisconsin (State of); Series 2009 A, General Fund Annual Appropriation RB (f)	5.38%	05/01/2019	95	96,393
Series 2009 A, General Fund Annual Appropriation RB (f)	5.38%	05/01/2025	915	928,039
Wisconsin (State of) Health & Educational Facilities Authority (Prohealth Care, Inc. Obligated Group); Series 2009, RB (f)	6.63%	02/15/2019	1,305	1,317,254
Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center); Series 2018 A-1, Sr. RB (e)	6.38%	01/01/2048	2,470	2,509,297
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.); Series 2018 A, RB	5.20%	12/01/2037	1,675	1,753,390
Series 2018 A, RB	5.35%	12/01/2045	1,675	1,750,727
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.75%	04/01/2035	875	928,506
				19,893,762

Wyoming-0.52%

Sweetwater (County of) (Idaho Power Co.); Series 2006, Ref. PCR	5.25%	07/15/2026	1,200	1,226,040
Wyoming (State of) Municipal Power Agency; Series 2017 A, Ref. Power Supply RB (INS-BAM)(b)(d)	5.00%	01/01/2047	2,205	2,401,113
				3,627,153

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

Value
TOTAL INVESTMENT IN SECURITIES(q)-164.99% (Cost $1,122,673,305) (S)	$1,159,028,783
FLOATING RATE NOTE OBLIGATIONS-(29.47)%
Notes with interest and fee rates ranging from 2.17% to 2.61% at 11/30/2018 and contractual maturities of collateral ranging from 09/01/2022 to 04/01/2056(See Note 1D)(r)	(207,045,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES-(37.41)%	(262,786,668)
OTHER ASSETS LESS LIABILITIES-1.89%	13,269,985
NET ASSETS APPLICABLE TO COMMON SHARES-100.00%	$702,467,100

Investment Abbreviations:

AGC	-	Assured Guaranty Corp.
AGM	-	Assured Guaranty Municipal Corp.
AMBAC	-	American Municipal Bond Assurance Corp.
BAM	-	Build America Mutual Assurance Co.
BHAC	-	Berkshire Hathaway Assurance Corp.
CAB	-	Capital Appreciation Bonds
CEP	-	Credit Enhancement Provider
Conv.	-	Convertible
COP	-	Certificates of Participation
CPI	-	Consumer Price Index
Ctfs.	-	Certificates
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
INS	-	Insurer
Jr.	-	Junior
LOC	-	Letter of Credit
LIBOR	-	London Interbank Offered Rate
MFH	-	Multi-Family Housing
NATL	-	National Public Finance Guarantee Corp.
PCR	-	Pollution Control Revenue Bonds
PILOT	-	Payment-in-Lieu-of-Tax
RAC	-	Revenue Anticipation Certificates
RB	-	Revenue Bonds
Ref.	-	Refunding
RN	-	Revenue Notes
Sec.	-	Secured
SIFMA	-	Securities Industry and Financial Markets Association
Sr.	-	Senior
Sub.	-	Subordinated
USD	-	U.S. Dollar
VRD	-	Variable Rate Demand
Wts.	-	Warrants

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

Notes to Schedule of Investments:

(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.

(b)	Principal and/or interest payments are secured by the bond insurance company listed.

(c)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30, 2018 was $1,965,097, which represented 0.28% of the Trust’s Net Assets.

(d)	Underlying security related to TOB Trusts entered into by the Trust. See Note 1D.

(e)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2018 was $31,448,476, which represented 4.48% of the Trust’s Net Assets.

(f)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(g)	Security subject to the alternative minimum tax.

(h)	Zero coupon bond issued at a discount.

(i)

Convertible CAB. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date. (j) Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(k)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2018.

(l)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.

(m)

Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $14,665,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.

(n)

Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on November 30, 2018.

(o)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(p)	Security subject to crossover refunding.

(q)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

(r)

Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2018. At November 30, 2018, the Trust’s investments with a value of $313,557,058 are held by TOB Trusts and serve as collateral for the $207,045,000 in the floating rate note obligations outstanding at that date.

(s)	Other than original issue discount, if any, cost of investments has not been adjusted for amortization of premiums and/or accretion of market discounts.

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2018

(Unaudited)

NOTE 1–Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a trust may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Trust may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/ or liquidity of certain Trust investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Floating Rate Note Obligations – The Trust invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Trust. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer or by the Trust (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate securities) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Trust, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate

Invesco Municipal Trust

D.	Floating Rate Note Obligations – (continued)

securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Trust, the Trust will be required to repay the principal amount of the tendered securities, which may require the Trust to sell other portfolio holdings to raise cash to meet that obligation. The Trust could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Trust to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Trust may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Trust. These agreements commit a Trust to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Trust liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.

The Trust accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The carrying amount of the Trust’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Trust wherein the Trust, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Trust’s expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary Trusts to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Trust, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the Trust would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.

Further, the SEC and various banking agencies have adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”). The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Trust has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Trust’s ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.

There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Trust in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Trust, and may adversely affect the Trust’s net asset value, distribution rate and ability to achieve its investment objective.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.

E.

Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Trust’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2–Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Invesco Municipal Trust

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of November 30, 2018, all of the securities in this Trust were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Municipal Trust

Item 2.  Controls and Procedures.

(a)

As of January 25, 2019, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of January 25, 2019, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Invesco Municipal Trust

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	January 29, 2019

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	January 29, 2019

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	January 29, 2019

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.